UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF Trust
(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612
(Address of principal executive offices) (Zip code)

USCF Advisers LLP
Mr. Stuart Crumbaugh
1999 Harrison Street, Suite 1530
Oakland, California 94612
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 to June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  PROXY VOTING RECORD:

Stock Split Index Fund

Issuer of security	Ticker	Meeting Date	CUSIP	Item	PROPOSAL Matter Voted On	Issuer or Shareholder Proposal	Subadviser	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	FOR / AGAINST Management Recommendation

DaVita Healthcare Partners, Inc.	DVA	16-Jun-15	23918K-108	1	Election of Directors	Issuer	No	For	For
				2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2015.	Issuer	No	For	For
				3	Advisory vote on executive compensation.	Issuer	No	For	For
				4	Stockholder proposal regarding proxy access.	Shareholder	No	Against	For

Gentex Corporation	GNTX	21-May-15	371901-109	1	Election of Directors	Issuer	No	For	For
				2	To ratify the appointment of Ernst & Young LLP as the Company's auditors for the fiscal year ended December 31, 2015.	Issuer	No	For	For
				3	To approve, on an advisory basis, compensation of the Company's named executive officers.	Issuer	No	Against	Against
				4	To approve the second amendment to the Company's Second Restricted Stock Plan.	Issuer	No	Against	Against
				5	To approve the amendment to the Company's 2013 Employee Stock Purchase Plan.	Issuer	No	For	For

ITC Holdings Corporation	ITC	20-May-15	465685-105	1	Election of Directors	Issuer	No	For	For
				2	To approve, by non-binding vote, executive compensation.	Issuer	No	For	For
				3	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accountants for 2015.	Issuer	No	For	For
				4	Approval of our 2015 Employee Stock Purchase Plan.	Issuer	No	For	For
				5	Approval of our 2015 Long Term Incentive Plan.	Issuer	No	Against	Against
				6	Shareholder proposal to request the Board to modify the bylaws with respect to calling special meetings of shareholders.	Shareholder	No	Against	For

Columbia Sportswear Company	COLM	19-May-2015	198516-106	1	Election of Directors	Issuer	No	For	For
				2	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm.	Issuer	No	For	For
				3	To approve, by non-binding vote, executive compensation	Issuer	No	For	For

American States Water Company	AWR	19-May-15	029899-101	1	Election of Directors	Issuer	No	For	For
				2	To approve an amendment and extension of the Performance Incentive Plan.	Issuer	No	Against	Against
				3	Advisory vote to approve the compensation of our named executive officers.	Issuer	No	For	For
				4	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm.	Issuer	No	For	For

Union Pacific Corporation	UNP	14-May-15	907818-108	1	Election of Directors	Issuer	No	For	For
				2	Ratification of the appointment od Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	No	For	For
				3	An advisory vote on executive compensation ("Say on Pay").	Issuer	No	For	For
				4	Shareholder proposal regarding executives to retain significant stock if properly presented at the Annual Meeting.	Shareholder	No	Against	For
				5	Shareholder proposal regarding Independent Chairman if properly presented at the Annual Meeting.	Shareholder	No	Against	For

Colgate-Palmolive Company	CL	8-May-15	194162-103	1	Election of Directors	Issuer	No	For	For
				2	Ratify selection of PricewaterhouseCoopers LLP as Colgate's independent registered public accounting firm.	Issuer	No	For	For
				3	Advisory vote on executive compensation.	Issuer	No	For	For

Magna International Inc.	MGA	7-May-15	559222-401	1	Election of Directors	Issuer	No	For	For
				2	Re-appointment of Deloitte LLP as the independent auditor of the corporation and authorization of the Audit Committee to fix the independent auditors renumeration.	Issuer	No	For	For
3
Resolved, on an advisory basis and not to diminish the roles and responsibilities of the Board of Directors, that the shareholders accept the approach to executive compensation disclosed in the accompanying Management Information Circular/Proxy Statement.
						Issuer	No	For	For

Telus Corporation	TU	7-May-15	87971M-103	1	Election of Directors	Issuer	No	For	For
				2	Appoint Deloitte LLP as auditors for the ensuing year and authorize directors to fix their remuneration.	Issuer	No	For	For
				3	Accept the Company's approach to executive compensation.	Issuer	No	Against	Against

RLI Corporation	RLI	7-May-15	749607-107	1	Election of Directors	Issuer	No	For	For
				2	Approve amendment to the Company's 2005 Omnibus Stock Plan.	Issuer	No	Against	Against
				3	Approve amendment to the Company's 2010 Long-Term Incentive Plan.	Issuer	No	Against	Against
				4	Approve the Company's 2015 Long-Term Incentive Plan.	Issuer	No	For	For
				5	Ratification of the appointment of KPMG as the Company's independent registered public accounting firm.	Issuer	No	For	For
				6	Approve the advisory resolution on executive compensation.	Issuer	No	Against	Against

West Pharmaceutical Services	WST	5-May-15	955306-105	1	Election of Directors	Issuer	No	For	For
				2	Advisory vote to approve named executive officer compensation.	Issuer	No	For	For
				3	Approval of amendments to our amended and restated Articles of Incorporation to adopt a majority voting standard for uncontested director elections.	Issuer	No	For	For
				4	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the 2015 year.	Issuer	No	For	For

Tractor Supply Company	TSCO	5-May-15	892356-106	1	Election of Directors	Issuer	No	For	For
				2	To ratify the reappointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 26, 2015.	Issuer	No	For	For
				3	An advisory vote to approve executive compensation.	Issuer	No	For	For

Allied World Assurance Company	AWH	30-Apr-15	H01531-104	1	To amend the Articles of Association to change the Company's Swiss registered office.	Issuer	No	For	For
				2	To amend the Articles of Association to define the duties of the Compensation Committee.	Issuer	No	For	For
				3	To amend the Articles of Association to define the Company's compensation principles.	Issuer	No	For	For
4
To amend the Articles of Association to limit the notice period in employment agreements with executive officers and agreements with directors, and to prohibit loans and credit to executives and directors.
						Issuer	No	For	For
				5	To amend the Articles of Association to limit the number of outside board seats our directors and executives may hold.	Issuer	No	For	For
				6	To amend the Articles of Association to provide for Say-on-Pay votes required under Swiss law.	Issuer	No	For	For
				7	Election of Directors	Issuer	No	For	For
				8	Election of Chairman of Board of Directors	Issuer	No	For	For
				9	Election of Compensation Committee	Issuer	No	For	For
				10	Election of Independent Proxy	Issuer	No	For	For
				11	To approve 2015 compensation for executives, as required by Swiss law.	Issuer	No	For	For
				12	To approve 2015 compensation for directors, as required under Swiss law.	Issuer	No	For	For
				13	Advisory vote on 2014 named executive officer compensation, as required under U.S. securities laws.	Issuer	No	For	For
				14	To approve the Company's Annual Report and its consolidated financial statements and statutory financial statements for the year ended December 31, 2014.	Issuer	No	For	For
				15	To approve the Company's retention of disposable profits.	Issuer	No	For	For
				16	To approve the payment of dividends to the Company's shareholders from general legal reserve and from capital contributions.	Issuer	No	For	For
				17	To approve an amendment to the Company's Articles of Association to reduce the company's share capital through the cancellation of a portion of shares held in treasury.	Issuer	No	For	For
				18	To elect Deloitte & Touche LLP as the Company's independent auditor and Deloitte AG as the company's statutory auditor to serve until the Company's Annual Shareholder Meeting in 2016.	Issuer	No	For	For
				19	To elect PricewaterhouseCoopers AG as the Company's special auditor to serve until the Company's Annual Shareholder Meeting in 2016.	Issuer	No	For	For
				20	To approve a discharge of the Company's Board of Directors and executive officers from liabilities for their actions during the year ended December 31, 2014.	Issuer	No	For	For
				21	Any new proposals: (if no instruction or an unclear instruction is given, your vote will be in accordance with the recommendation of the board of directors.)	Issuer	No	For	For

Magellan Midstream Partners, L.P.	MMP	23-Apr-15	559080-106	1	Election of Directors	Issuer	No	For	For
				2	Advisory resolution to approve executive compensation.	Issuer	No	For	For
				3	Ratification of appointment of independent auditor.	Issuer	No	For	For

Canadian National Railway Company	CNI	21-Apr-15	136375-102	1	Election of Directors	Issuer	No	For	For
				2	Appointment of KPMG LLP as auditors.	Issuer	No	For	For
3
Non-binding advisory resolution to accept the approach to executive compensation disclosed in the accompanying Management Information Circular, the full text of which resolution is set out on P. 9 of the accompanying Management Information Circular.
						Issuer	No	For	For

Cytec Industries Inc.	CYT	16-Apr-15	232820-100	1	Election of Directors	Issuer	No	For	For
				2	Ratification of KPMG LLP as the Company's auditors for 2015.	Issuer	No	For	For
				3	Approve by non-binding vote, the compensation of our named executive officers.	Issuer	No	For	For

A.O. Smith Corporation	AOS	14-Apr-15	831865-209	1	Election of Directors	Issuer	No	For	For
				2	Proposal to approve, by nonbinding advisory vote, the compensation of our named executive officers.	Issuer	No	For	For
				3	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the corporation.	Issuer	No	For	For

The Toronto-Dominion Bank	TD	26-Mar-15	891160-509	1	Election of Directors	Issuer	No	For	For
				2	Appointment of auditor named in the Management Proxy Circular.	Issuer	No	For	For
				3	Approach to executive compensation disclosed in the report of the Human Resources Committee and approach to compensation sections of the Management Proxy Circular *advisory vote*.	Issuer	No	For	For
				4	Shareholder Proposal A	Shareholder	No	Against	For
				5	Shareholder Proposal B	Shareholder	No	Against	For
				6	Shareholder Proposal C	Shareholder	No	Against	For
				7	Shareholder Proposal D	Shareholder	No	Against	For

Franklin Resources, Inc.	BEN	11-Mar-15	354613-101	1	Election of Directors	Issuer	No	For	For
				2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2015.	Issuer	No	For	For
3
To submit for the re-approval the material terms of the performance goals included in the Company's 2002 Universal Stock Incentive Plan for purposes of complying with the requirements of section 162(M) of the Internal Revenue Code.
						Issuer	No	For	For

Apple Inc.	AAPL	10-Mar-15	37833100	1	Election of Directors	Issuer	No	No Vote	N/A
				2	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2015.	Issuer	No	No Vote	N/A
				3	An advisory resolution to approve executive compensation.	Issuer	No	No Vote	N/A
				4	The amendment of the Apple Inc. Employee Stock Purchase Plan.	Issuer	No	No Vote	N/A
				5	A shareholder proposal by The National Center for Public Policy Research entitled "Risk Report".	Shareholder	No	No Vote	N/A
				6	A shareholder proposal by Mr. James McRitchie and Mr. John Harrington entitled "Proxy Access for Shareholders".	Shareholder	No	No Vote	N/A

SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

USCF ETF Trust

By:           /s/ Nicholas D. Gerber
President and Principal Executive Officer

Date:       August 27, 2015

* Print the name and title of each officer under his or her signature.